Employee benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Contribution made to the 401 (k) Plan	$ 0.8	$ 1.2	$ 1.1